UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund

Institutional Class Shares - ARMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$43	0.84%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$726,143,421	56	$2,270,767	10%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Peru	1.4%
Hungary	1.4%
United States	3.0%
Thailand	3.1%
Macao	3.1%
Hong Kong	3.2%
India	4.4%
South Africa	7.2%
Taiwan	9.7%
Brazil	9.8%
South Korea	15.6%
China	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SK Hynix	5.6%
Gree Electric Appliances of Zhuhai, Class A	4.1%
Samsung Electronics	4.1%
Alibaba Group Holding	3.9%
Yageo	3.2%
Tencent Holdings	3.2%
China Overseas Land & Investment	3.1%
MTN Group	3.0%
Banco Bradesco	2.7%
Naspers, Class N	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-emerging-markets-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

ARG-SA-TSR-2024-1

The Advisors' Inner Circle Fund III

ARGA International Value Fund

Institutional Class Shares - ARVIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$38	0.75%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$70,761,986	76	$80,835	15%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	17.4%
Italy	3.0%
Hong Kong	3.3%
Canada	3.3%
Spain	4.1%
United Kingdom	4.2%
Switzerland	4.6%
Brazil	6.1%
South Korea	6.5%
United States	7.5%
Japan	10.2%
France	10.4%
China	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Accor	4.9%
Tencent Holdings	4.0%
Nidec	3.5%
Las Vegas Sands	3.5%
SK Hynix	3.4%
Prudential	3.2%
Alibaba Group Holding	3.1%
Boliden	2.8%
UBS Group	2.7%
Banco Bilbao Vizcaya Argentaria	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-international-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

ARG-SA-TSR-2024-2

The Advisors' Inner Circle Fund III

ARGA Value Fund

Institutional Class Shares - ARUIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$33	0.65%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,138,331	48	$0	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	4.2%
Industrials	4.2%
Communication Services	6.7%
Information Technology	9.6%
Energy	10.5%
Health Care	10.8%
Materials	10.8%
Consumer Discretionary	20.2%
Financials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tapestry	4.5%
Alcoa	4.1%
Citigroup	3.9%
Bank of America	3.6%
PVH	3.5%
Mohawk Industries	3.4%
Las Vegas Sands	3.3%
QUALCOMM	3.2%
Gilead Sciences	3.1%
Walt Disney	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

ARG-SA-TSR-2024-3

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

ARGA FUNDS

Emerging Markets Value Fund

International Value Fund

Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

Investment Advisor:

ARGA Investment Management, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	24
Approval of Investment Advisory Agreement (Form N-CSRS Item 11)	36

The Funds file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Funds’ website at https://www.argainvest.com/mutual-funds/.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-234-2742; and (ii) on the Funds’ website at https://www.argainvest.com/mutual-funds/.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
BRAZIL — 9.8%
Atacadao *	2,723,300	$4,413,713
Banco Bradesco	9,858,940	19,752,800
Banco do Brasil	2,179,200	10,381,227
Lojas Renner	2,975,400	6,669,248
Petroleo Brasileiro ADR	1,063,529	15,410,535
Sendas Distribuidora *	3,440,500	6,351,579
Suzano	816,800	8,337,348
		71,316,450

CHINA — 31.9%
Alibaba Group Holding	503,300	4,543,786
Alibaba Group Holding ADR	390,017	28,081,224
Bank of China, Cl A	7,903,630	5,025,395
China Merchants Port Holdings	3,450,298	5,134,103
China Overseas Land & Investment	13,145,469	22,792,740
China Resources Power Holdings	5,442,000	16,690,366
Gree Electric Appliances of Zhuhai, Cl A	5,573,800	30,085,732
Hengli Petrochemical, Cl A	7,042,899	13,521,575
Industrial & Commercial Bank of China, Cl A	15,371,900	12,058,798
Jiangsu Yanghe Distillery, Cl A	1,042,500	11,584,210
PICC Property & Casualty, Cl H	4,588,000	5,698,977
Ping An Insurance Group of China, Cl A	2,473,400	14,079,152
Shanghai Mechanical and Electrical Industry, Cl A	3,909,614	6,193,139
SITC International Holdings	1,344,642	3,650,433
Sunny Optical Technology Group	1,207,179	7,458,831
Suofeiya Home Collection, Cl A	3,711,390	7,830,335
Tencent Holdings	487,300	23,238,489
Trip.com Group ADR *	251,144	11,803,768
Weibo ADR	315,139	2,420,268
		231,891,321

HONG KONG — 3.2%
Melco Resorts & Entertainment ADR *	1,338,151	9,982,606
WH Group	20,640,306	13,585,670
		23,568,276

HUNGARY — 1.4%
OTP Bank Nyrt	211,373	10,502,507

INDIA — 4.4%
HDFC Bank	741,127	14,965,189
Hindalco Industries	785,977	6,537,123
Manappuram Finance	4,143,995	10,331,723
		31,834,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MACAO — 3.1%
Galaxy Entertainment Group	2,154,000	$10,040,350
Sands China *	6,100,400	12,717,874
		22,758,224

PERU — 1.4%
Credicorp	60,993	9,840,001

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 7.2%
Absa Group	1,384,240	12,055,394
MTN Group	4,733,609	22,099,498
Naspers, Cl N	90,652	17,773,996
		51,928,888

SOUTH KOREA — 15.6%
DB Insurance	122,162	10,161,677
Hana Financial Group	185,145	8,164,404
Hyundai Mobis	64,723	11,825,524
KB Financial Group	142,479	8,125,392
Samsung Electronics	501,013	29,664,046
SK Hynix	237,478	40,801,705
WONIK IPS *	179,917	4,548,574
		113,291,322

TAIWAN — 9.7%
Chailease Holding	1,960,000	9,273,924
Taiwan Semiconductor Manufacturing	551,000	16,406,948
Taiwan Semiconductor Manufacturing ADR	96,067	16,697,405
Yageo	1,033,813	23,262,904
Zhen Ding Technology Holding	1,119,000	4,466,825
		70,108,006

THAILAND — 3.1%
CP ALL	4,754,400	7,125,608
Kasikornbank	2,464,200	8,427,198
SCB X	2,378,400	6,675,528
		22,228,334

UNITED STATES — 3.0%
JBS	2,481,800	14,357,777

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
Las Vegas Sands	173,292	$7,668,171
		22,025,948

TOTAL COMMON STOCK
(Cost $627,012,514)		681,293,312

TOTAL INVESTMENTS— 93.8%
(Cost $627,012,514)		$681,293,312

Percentages are based on Net Assets of $726,143,421.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND JUNE 30, 2024 (UNAUDITED)

The following is a summary of the inputs used as of June 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$71,316,450	$—	$—		$71,316,450
China	231,891,321	—	—		231,891,321
Hong Kong	23,568,276	—	—		23,568,276
Hungary	10,502,507	—	—		10,502,507
India	31,834,035	—	—		31,834,035
Macao	22,758,224	—	—		22,758,224
Peru	9,840,001	—	—		9,840,001
Russia	—	—	—	^	—	^
South Africa	51,928,888	—	—		51,928,888
South Korea	113,291,322	—	—		113,291,322
Taiwan	70,108,006	—	—		70,108,006
Thailand	22,228,334	—	—		22,228,334
United States	22,025,948	—	—		22,025,948
Total Common Stock	681,293,312	—	—	^	681,293,312
Total Investments in Securities	$681,293,312	$—	$—	^	$681,293,312

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%
	Shares	Value
AUSTRALIA — 1.2%
QBE Insurance Group	41,901	$486,087
South32	147,820	360,914
		847,001

BRAZIL — 3.9%
Banco Bradesco ADR	499,319	1,118,475
Banco do Brasil	130,611	622,202
Lojas Renner	452,800	1,014,934
		2,755,611

CANADA — 3.3%
Great-West Lifeco	14,484	422,541
Nutrien	27,597	1,405,015
Suncor Energy	14,100	537,491
		2,365,047

CHINA — 14.4%
Alibaba Group Holding	1,800	16,250
Alibaba Group Holding ADR	30,212	2,175,264
China Overseas Land & Investment	412,804	715,755
Gree Electric Appliances of Zhuhai, Cl A	273,600	1,476,812
NXP Semiconductors	2,021	543,831
Ping An Insurance Group of China, Cl H	266,627	1,208,674
Tencent Holdings	58,620	2,795,486
Trip.com Group ADR *	26,186	1,230,742
		10,162,814

FINLAND — 1.4%
Nokia	255,353	973,144

FRANCE — 10.4%
Accor	84,225	3,454,691
Airbus	8,792	1,207,670
Bouygues	12,725	408,426
Kering	3,005	1,089,363
Societe Generale	28,602	671,439
Teleperformance	5,027	529,430
		7,361,019

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
GERMANY — 1.0%
BASF	13,955	$675,295
Fresenius & KGaA *	1,982	59,179
		734,474

HONG KONG — 3.3%
CK Asset Holdings	4,500	16,856
Melco Resorts & Entertainment ADR *	5,371	40,068
Prudential	247,997	2,252,124
Sun Hung Kai Properties	2,000	17,300
		2,326,348

INDIA — 0.7%
HDFC Bank ADR	8,118	522,231

IRELAND — 1.4%
Smurfit Kappa Group	22,738	1,013,013

ITALY — 3.0%
Eni	57,957	890,939
Leonardo	22,145	514,167
Saipem *	271,223	694,796
		2,099,902

JAPAN — 10.2%
ITOCHU	11,100	541,857
Japan Airlines	36,000	568,003
Kobe Steel	107,300	1,331,496
Marubeni	28,100	519,681
Nidec	56,200	2,509,771
Olympus	31,600	509,383
SoftBank Group	8,300	536,000
Sumitomo Realty & Development	8,500	249,416
Toray Industries	97,400	460,999
		7,226,606

LUXEMBOURG — 0.8%
ArcelorMittal	24,898	569,821

MACAO — 2.3%
Galaxy Entertainment Group	82,000	382,223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
Sands China *	603,600	$1,258,362
		1,640,585

NETHERLANDS — 2.8%
ABN AMRO Bank GDR	39,111	642,949
Aegon	156,627	967,523
Shell	10,359	371,106
		1,981,578

NORWAY — 2.2%
Aker BP	1,405	35,819
Equinor	52,388	1,491,368
		1,527,187

SOUTH KOREA — 6.5%
Hyundai Mobis	2,322	424,252
Samsung Electronics	22,714	1,344,854
Shinhan Financial Group	12,457	435,746
SK Hynix	14,061	2,415,856
		4,620,708

SPAIN — 4.1%
Banco Bilbao Vizcaya Argentaria	180,453	1,807,332
Banco Santander	229,088	1,062,453
		2,869,785

SWEDEN — 2.8%
Boliden	61,550	1,969,205

SWITZERLAND — 4.6%
Novartis	12,725	1,362,083
Sandoz Group	125	4,527
UBS Group	64,472	1,898,029
		3,264,639

UNITED KINGDOM — 4.2%
Berkeley Group Holdings	363	21,053
BP	74,683	448,619
easyJet	2,079	12,028
HSBC Holdings	117,327	1,014,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
Kingfisher	23,023	$72,409
Lloyds Banking Group	166,825	115,437
Taylor Wimpey	392,832	705,884
Whitbread	16,504	620,663
		3,010,402

UNITED STATES — 7.5%
GSK	54,672	1,057,046
JBS	99,700	576,787
Las Vegas Sands	56,136	2,484,018
Tenaris	77,234	1,186,943
		5,304,794

TOTAL COMMON STOCK
(Cost $65,107,093)		65,145,914

PREFERRED STOCK — 3.0%

BRAZIL — 2.2%
Gerdau (A)	256,068	844,688
Petroleo Brasileiro (A)	108,400	737,844
		1,582,532

GERMANY — 0.8%
Henkel & KGaA (A)	5,929	528,419

TOTAL PREFERRED STOCK
(Cost $2,173,647)		2,110,951

TOTAL INVESTMENTS— 95.0%
(Cost $67,280,740)		$67,256,865

Percentages are based on Net Assets of $70,761,986.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2024 (UNAUDITED)

(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
COMMUNICATION SERVICES — 6.7%
Comcast, Cl A	428	$16,760
Liberty Global, Cl A *	1,376	23,984
Walt Disney	355	35,248

		75,992
CONSUMER DISCRETIONARY — 20.2%
Las Vegas Sands	840	37,170
Lear	185	21,129
Mohawk Industries *	345	39,189
Newell Brands	1,895	12,147
PVH	374	39,595
Signet Jewelers	332	29,741
Tapestry	1,204	51,519

		230,490
CONSUMER STAPLES — 4.2%
Target	159	23,539
Tyson Foods, Cl A	423	24,170

		47,709
ENERGY — 10.5%
EQT	328	12,129
Helmerich & Payne	886	32,020
Occidental Petroleum	379	23,888
PBF Energy, Cl A	236	10,861
Petroleo Brasileiro ADR	1,283	18,591
Phillips 66	158	22,305

		119,794
FINANCIALS — 22.0%
American International Group	342	25,390
Bank of America	1,028	40,884
Citigroup	697	44,232
Goldman Sachs Group	59	26,687
Invesco	1,105	16,531
MetLife	316	22,180
RenaissanceRe Holdings	36	8,046
SLM	703	14,615
Travelers	124	25,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
Wells Fargo	442	$26,250

		250,029
HEALTH CARE — 10.8%
AbbVie	135	23,155
Baxter International	560	18,732
CVS Health	280	16,537
Elevance Health	22	11,921
Gilead Sciences	521	35,746
Medtronic	121	9,524
Perrigo	281	7,216

		122,831
INDUSTRIALS — 4.2%
Genpact	256	8,240
Stanley Black & Decker	257	20,532
WESCO International	123	19,498

		48,270
INFORMATION TECHNOLOGY — 9.6%
Arrow Electronics *	236	28,499
Intel	278	8,609
QUALCOMM	182	36,251
Skyworks Solutions	109	11,617
TE Connectivity	159	23,919

		108,895
MATERIALS — 10.8%
Alcoa	1,161	46,185
Celanese, Cl A	79	10,656
Dow	547	29,018
International Flavors & Fragrances	141	13,425

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
LyondellBasell Industries, Cl A	252	$24,106

		123,390
TOTAL COMMON STOCK
(Cost $1,028,543)		1,127,400

TOTAL INVESTMENTS— 99.0%
(Cost $1,028,543)		$1,127,400

Percentages are based on Net Assets of $1,138,331.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $627,012,514 and $67,280,740)	$681,293,312	$67,256,865
Foreign Currency, at Value (Cost $533,878 and $17,797)	533,878	17,796
Cash	40,086,065	3,201,093
Dividend and Interest Receivable	4,264,121	262,672
Receivable for Capital Shares Sold	1,270,161	700
Receivable for Investment Securities Sold	249,115	–
Reclaim Receivable	155,026	60,561
Reimbursement/Receivable due from Investment Adviser	–	–
Other Prepaid Expenses	49,244	18,833
Total Assets	727,900,922	70,818,520
Liabilities:
Payable for Foreign Capital Gains Tax	829,882	–
Payable to Investment Adviser	412,989	27,430
Payable for Investment Securities Purchased	328,394	–
Payable for Capital Shares Redeemed	67,545	–
Payable to Administrator	39,880	8,197
Audit Fees Payable	14,054	14,054
Transfer Agent Fees Payable	6,212	3,123
Chief Compliance Officer Fees Payable	3,112	141
Unrealized Loss on Foreign Spot Currency Contracts	289	15
Payable to Trustees	–	276
Other Accrued Expenses and Other Payables	55,144	3,298
Total Liabilities	1,757,501	56,534
Commitments and Contingencies†
Net Assets	$726,143,421	$70,761,986
Net Assets Consist of:
Paid-in Capital	$667,790,111	$69,036,878
Total Distributable Earnings	58,353,310	1,725,108
Net Assets	$726,143,421	$70,761,986
Institutional Class Shares:
Net Assets	$726,143,421	$70,761,986
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	70,815,155	6,526,016
Net Asset Value, Offering and Redemption Price Per Share	$10.25	$10.84

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $1,028,543)	$1,127,400
Cash	8,871
Deferred Offering Costs (Note 2)	4,671
Receivable for Legal Fees	3,503
Dividend and Interest Receivable	816
Receivable for Trustee Fee	505
Reclaim Receivable	17
Reimbursement/Receivable due from Investment Adviser	21,126
Other Prepaid Expenses	4,958
Total Assets	1,171,867
Liabilities:
Audit Fees Payable	12,800
Prepaid Reimbursement to Fund	10,640
Payable to Administrator	6,148
Transfer Agent Fees Payable	3,125
Chief Compliance Officer Fees Payable	6
Other Accrued Expenses and Other Payables	817
Total Liabilities	33,536
Commitments and Contingencies†
Net Assets	$1,138,331
Net Assets Consist of:
Paid-in Capital	$1,007,297
Total Distributable Earnings	131,034
Net Assets	$1,138,331
Institutional Class Shares:
Net Assets	$1,138,331
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	100,659
Net Asset Value, Offering and Redemption Price Per Share	$11.31

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$14,026,681	$1,224,006
Interest	589,104	32,428
Less: Foreign Taxes Withheld	(1,006,530)	(109,917)
Total Investment Income	13,609,255	1,146,517
Expenses:
Investment Advisory Fees	2,270,767	135,962
Administration Fees	222,524	49,750
Trustees' Fees (Form N-CSRS Item 10)	19,419	1,070
Chief Compliance Officer Fees	7,100	467
Custodian Fees	57,891	3,565
Legal Fees	28,728	1,414
Printing Fees	22,917	1,611
Registration and Filing Fees	22,583	3,907
Transfer Agent Fees	20,332	10,439
Audit Fees	14,054	14,054
Pricing Fees	489	689
Other Expenses	26,476	2,153
Total Expenses	2,713,280	225,081
Less:
Waiver - Reimbursement from Adviser	–	(55,127)
Net Expenses	2,713,280	169,954
Net Investment Income	10,895,975	976,563
Net Realized Gain (Loss) on:
Investments	4,912,274	786,253
Foreign Capital Gains Tax	(435,877)	–
Foreign Currency Transactions	(118,293)	(13,247)
Net Realized Gain	4,358,104	773,006
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,960,975	(758,321)
Foreign Capital Gains Tax	(591,903)	–
Foreign Currency Translation	(44,879)	(2,090)
Net Change in Unrealized Appreciation (Depreciation)	23,324,193	(760,411)
Net Realized and Unrealized Gain	27,682,297	12,595
Net Increase in Net Assets Resulting from Operations	$38,578,272	$989,158

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)

STATEMENTS OF OPERATIONS

ARGA Value Fund
Investment Income:
Dividends	$14,626
Interest	157
Less: Foreign Taxes Withheld	(18)
Total Investment Income	14,765
Expenses:
Administration Fees	37,312
Investment Advisory Fees	2,864
Trustees' Fees (Form N-CSRS Item 10)	352
Chief Compliance Officer Fees	13
Offering Costs	64,768
Audit Fees	12,800
Transfer Agent Fees	10,399
Legal Fees	2,235
Pricing Fees	1,335
Custodian Fees	527
Registration and Filing Fees	402
Printing Fees	43
Other Expenses	779
Total Expenses	133,829
Less:
Waiver - Reimbursement from Adviser	(130,107)
Net Expenses	3,722
Net Investment Income	11,043
Net Realized Gain on:
Investments	17,701
Net Realized Gain	17,701
Net Change in Unrealized Depreciation on:
Investments	(958)
Net Change in Unrealized Appreciation (Depreciation)	(958)
Net Realized and Unrealized Gain	16,743
Net Increase in Net Assets Resulting from Operations	$27,786

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$10,895,975	$15,989,805
Net Realized Gain (Loss)	4,358,104	15,930,289
Net Change in Unrealized Appreciation (Depreciation)	23,324,193	44,692,992
Net Increase in Net Assets Resulting From Operations	38,578,272	76,613,086
Total Distributions	–	(18,921,672)
Capital Share Transactions:
Institutional Class Shares
Issued	196,046,454	179,033,794
Reinvestment of Distributions	–	18,574,301
Redeemed	(75,003,150)	(116,588,880)
Net Increase in Net Assets From Capital Share Transactions	121,043,304	81,019,215
Total Increase in Net Assets	159,621,576	138,710,629
Net Assets:
Beginning of Year/Six Month Period	566,521,845	427,811,216
End of Year/Six Month Period	$726,143,421	$566,521,845
Shares Transactions:
Institutional Class Shares
Issued	20,248,902	18,825,594
Reinvestment of Distributions	–	1,915,191
Redeemed	(7,719,018)	(12,147,112)
Net Increase in Shares Outstanding From Share Transactions	12,529,884	8,593,673

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$976,563	$114,769
Net Realized Gain (Loss)	773,006	102,844
Net Change in Unrealized Appreciation (Depreciation)	(760,411)	956,447
Net Increase in Net Assets Resulting From Operations	989,158	1,174,060
Total Distributions	–	(111,339)
Capital Share Transactions:
Institutional Class Shares
Issued	53,256,333	14,167,278
Reinvestment of Distributions	–	111,339
Redeemed	(411,311)	(1,540,322)
Net Increase in Net Assets From Capital Share Transactions	52,845,022	12,738,295
Total Increase in Net Assets	53,834,180	13,801,016
Net Assets:
Beginning of Year/Six Month Period	16,927,806	3,126,790
End of Year/Six Month Period	$70,761,986	$16,927,806
Shares Transactions:
Institutional Class Shares
Issued	4,938,388	1,406,152
Reinvestment of Distributions	–	10,685
Redeemed	(36,827)	(157,457)
Net Increase in Shares Outstanding From Share Transactions	4,901,561	1,259,380

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023*
Operations:
Net Investment Income	$11,043	$7,262
Net Realized Gain (Loss)	17,701	3,312
Net Change in Unrealized Appreciation (Depreciation)	(958)	99,815
Net Increase in Net Assets Resulting From Operations	27,786	110,389
Total Distributions	–	(7,141)
Capital Share Transactions:
Institutional Class Shares
Issued	56	1,000,100
Reinvestment of Distributions	–	7,141
Net Increase in Net Assets From Capital Share Transactions	56	1,007,241
Total Increase in Net Assets	27,842	1,110,489
Net Assets:
Beginning of Period	1,110,489	–
End of Period	$1,138,331	$1,110,489
Shares Transactions:
Institutional Class Shares
Issued	5	100,010
Reinvestment of Distributions	–	644
Net Increase in Shares Outstanding From Share Transactions	5	100,654

* Commenced operations on August 31, 2023.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$9.72		$8.61	$9.05	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.16		0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	0.37		1.15	(0.49)	(1.08)
Total from Investment Operations	0.53		1.44	(0.11)	(0.85)
Dividends and Distributions:
Net Investment Income	—		(0.33)	(0.33)	(0.09)
Capital Gains	—		—	—	(0.01)
Total Dividends and Distributions	—		(0.33)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$10.25		$9.72	$8.61	$9.05
Total Return†	5.45%		16.74%	(1.19)%	(8.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$726,143		$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.84	%††	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.84	%††	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	3.36	%††	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	10%		26%	35%	17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.42		$8.56	$9.23	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.23		0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	0.19		1.75	(0.65)	(0.84)
Total from Investment Operations	0.42		1.98	(0.36)	(0.72)
Dividends and Distributions:
Net Investment Income	—		(0.12)	(0.31)	(0.05)
Capital Gains	—		—	—	—
Total Dividends and Distributions	—		(0.12)	(0.31)	(0.05)
Net Asset Value, End of Year/Period	$10.84		$10.42	$8.56	$9.23
Total Return†	4.03%		23.09%	(3.88)%	(7.21)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$70,762		$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75	%††	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.99	%††	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	4.31	%††	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	15%		64%	46%	10%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Period	$11.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.11		0.07
Net Realized and Unrealized Gain	0.17		1.03
Total from Investment Operations	0.28		1.10
Dividends and Distributions:
Net Investment Income	—		(0.07)
Capital Gains	—		—
Total Dividends and Distributions	—		(0.07)
Net Asset Value, End of Period	$11.31		$11.03
Total Return†	2.54%		11.01%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,138		$1,110
Ratio of Net Expenses to Average Net Assets	0.65	%††	0.65%††
Ratio of Gross Expenses to Average Net Assets	23.36	%††	25.73%††
Ratio of Net Investment Income to Average Net Assets	1.93	%††	2.17%††
Portfolio Turnover Rate‡	17%		17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on August 31, 2023.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 58 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the six months ended June 30, 2024, the ARGA Value Fund amortized offering costs of $64,768. As of June 30, 2024, the ARGA Value Fund has deferred offering costs remaining to be amortized of $4,671.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2024, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $222,524, $49,750 and $37,312 for these services, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the six months ended June 30, 2024, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $57,891, $3,565 and $527 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the six months ended June 30, 2024, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $20,332, $10,439 and $10,399 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2025. Refer to Waiver - Reimbursement from Adviser on the Statement of Operations for fees waived for the six months ended June 30, 2024.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.

As of June 30, 2024, fees that were previously waived by the Adviser, which may be subject to possible future reimbursement to the Adviser are as follows:

Period	Subject to Repayment until June 30:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2022	2025	$—	$158,043
2023	2026	—	158,361
2024	2027	—	147,812
		$—	$464,216

Period	Subject to Repayment until June 30:	ARGA Value Fund
2024	2027	$213,865
		$213,865

For the six months ended June 30, 2024, the Funds did not recoup any previously waived fees.

6. Investment Transactions:

For the six months ended June 30, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$149,071,108	$60,800,814
ARGA International Value Fund	63,548,626	6,240,272
ARGA Value Fund	200,678	198,798

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

The tax character of dividends and distributions paid during the year or period ended December 31, 2023, were as follows:

	Ordinary Income	Total
ARGA Emerging Markets Value Fund
2023	$18,921,672	$18,921,672
2022	16,259,011	16,259,011
ARGA International Value Fund
2023	111,339	111,339
2022	110,290	110,290
ARGA Value Fund
2023	7,141	7,141

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$3,894,694	$15,869	$3,433
Capital Loss Carryforwards	(5,725,877)	–	–
Unrealized Appreciation	21,606,226	720,081	99,815
Other Temporary Differences	(5)	–	–
Total Distributable Earnings	$19,775,038	$735,950	$103,248

Post October losses represent losses realized on investment transactions from November 1, 2023 through December 31, 2023, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$5,725,877	$—	$5,725,877

During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$12,710,298	$2,525,481	$15,235,779
ARGA International Value Fund	55,454	51,777	107,231

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
ARGA Emerging Markets Value Fund	$627,012,514	$113,419,219	$(59,138,421)	$54,280,798
ARGA International Value Fund	67,280,740	3,261,936	(3,285,811)	(23,875)
ARGA Value Fund	1,028,543	149,396	(50,539)	98,857

8. Concentration of Shareholders:

At June 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	78%
ARGA International Value Fund, Institutional Shares	3	92%
ARGA Value Fund, Institutional Shares	1	100%

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Form N-CSRS Item 11)

ARGA Emerging Markets Value Fund

ARGA International Value Fund

ARGA Value Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26–27, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees,

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2024 (UNAUDITED)

with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024